Securities (Investment Securities, Continuous Unrealized Loss Position and Fair Value) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Open Option Contracts Written [Line Items]
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Estimated fair value	$ 375,305		$ 196,429
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Unrealized losses	7,717		332
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0		712
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0		16
Available-for-sale securities, continuous unrealized loss position, Estimated fair value	375,305		197,141
Available For Sale Securities Continuous Unrealized Loss Position Aggregate Losses Accumulated In Investments	7,717		348
Held-to-maturity securities, continuous unrealized loss position, Less than 12 months, Estimated fair value	643,156		2,298
Held-to-maturity securities, continuous unrealized loss position, Less than 12 months, Unrealized losses	16,799		174
Held-to-maturity securities, continuous unrealized loss position, 12 months or more, estimated fair value	25,701		1,542
Held-to-maturity securities, continuous unrealized loss position, 12 months or more, unrealized losses	1,660		3,185
Held-to-maturity securities, continuous unrealized loss position, Estimated fair value	668,857		3,840
Held To Maturity Securities Accumulated Unrecognized Holding Loss	18,459	[1]	3,359	[1]
Marketable securities, continuous unrealized loss position, Less than 12 months, Estimated fair value	1,018,461		198,727
Marketable Securities Continuous Unrealized Loss Position Less Than 12 Months Aggregate Losses	24,516		506
Marketable securities, continuous unrealized loss position, 12 months or more, Estimated fair value	25,701		2,254
Marketable Securities Continuous Unrealized Loss Position 12 Months Or Longer Aggregate Losses	1,660		3,201
Marketable Securities Continuous Unrealized Loss Position Fair Value	1,044,162		200,981
Marketable Securities Continuous Unrealized Loss Position Aggregate Losses	26,176		3,707
Equity Securities
Open Option Contracts Written [Line Items]
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Estimated fair value	506
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Unrealized losses	19
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0
Available-for-sale securities, continuous unrealized loss position, Estimated fair value	506
Available For Sale Securities Continuous Unrealized Loss Position Aggregate Losses Accumulated In Investments	19
Federal Home Loan Mortgage Corporation
Open Option Contracts Written [Line Items]
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Estimated fair value	164,306		125,707
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Unrealized losses	3,843		135
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0		712
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0		16
Available-for-sale securities, continuous unrealized loss position, Estimated fair value	164,306		126,419
Available For Sale Securities Continuous Unrealized Loss Position Aggregate Losses Accumulated In Investments	3,843		151
Held-to-maturity securities, continuous unrealized loss position, Less than 12 months, Estimated fair value	245,491		347
Held-to-maturity securities, continuous unrealized loss position, Less than 12 months, Unrealized losses	6,989		3
Held-to-maturity securities, continuous unrealized loss position, 12 months or more, estimated fair value	20,871		0
Held-to-maturity securities, continuous unrealized loss position, 12 months or more, unrealized losses	657		0
Held-to-maturity securities, continuous unrealized loss position, Estimated fair value	266,362		347
Held To Maturity Securities Accumulated Unrecognized Holding Loss	7,646		3
Federal National Mortgage Association
Open Option Contracts Written [Line Items]
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Estimated fair value	210,493		67,687
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Unrealized losses	3,855		194
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0		0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0		0
Available-for-sale securities, continuous unrealized loss position, Estimated fair value	210,493		67,687
Available For Sale Securities Continuous Unrealized Loss Position Aggregate Losses Accumulated In Investments	3,855		194
Held-to-maturity securities, continuous unrealized loss position, Less than 12 months, Estimated fair value	390,750
Held-to-maturity securities, continuous unrealized loss position, Less than 12 months, Unrealized losses	9,147
Held-to-maturity securities, continuous unrealized loss position, 12 months or more, estimated fair value	4,454
Held-to-maturity securities, continuous unrealized loss position, 12 months or more, unrealized losses	256
Held-to-maturity securities, continuous unrealized loss position, Estimated fair value	395,204
Held To Maturity Securities Accumulated Unrecognized Holding Loss	9,403
Mortgage-backed securities:
Open Option Contracts Written [Line Items]
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Estimated fair value	374,799		193,394
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Unrealized losses	7,698		329
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0		712
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0		16
Available-for-sale securities, continuous unrealized loss position, Estimated fair value	374,799		194,106
Available For Sale Securities Continuous Unrealized Loss Position Aggregate Losses Accumulated In Investments	7,698		345
Held-to-maturity securities, continuous unrealized loss position, Less than 12 months, Estimated fair value	636,241		347
Held-to-maturity securities, continuous unrealized loss position, Less than 12 months, Unrealized losses	16,136		3
Held-to-maturity securities, continuous unrealized loss position, 12 months or more, estimated fair value	25,325		0
Held-to-maturity securities, continuous unrealized loss position, 12 months or more, unrealized losses	913		0
Held-to-maturity securities, continuous unrealized loss position, Estimated fair value	661,566		347
Held To Maturity Securities Accumulated Unrecognized Holding Loss	17,049		3
Government Sponsored Enterprises [Member]
Open Option Contracts Written [Line Items]
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Estimated fair value			3,035
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Unrealized losses			3
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value			0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses			0
Available-for-sale securities, continuous unrealized loss position, Estimated fair value			3,035
Available For Sale Securities Continuous Unrealized Loss Position Aggregate Losses Accumulated In Investments			3
Held-to-maturity securities, continuous unrealized loss position, Less than 12 months, Estimated fair value	4,524
Held-to-maturity securities, continuous unrealized loss position, Less than 12 months, Unrealized losses	18
Held-to-maturity securities, continuous unrealized loss position, 12 months or more, estimated fair value	0
Held-to-maturity securities, continuous unrealized loss position, Estimated fair value	4,524
Held To Maturity Securities Accumulated Unrecognized Holding Loss	18
Debt Securities [Member]
Open Option Contracts Written [Line Items]
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Estimated fair value			3,035
Available-for-sale securities, continuous unrealized loss position, Less than 12 months, Unrealized losses			3
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value			0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses			0
Available-for-sale securities, continuous unrealized loss position, Estimated fair value			3,035
Available For Sale Securities Continuous Unrealized Loss Position Aggregate Losses Accumulated In Investments			3
Held-to-maturity securities, continuous unrealized loss position, Less than 12 months, Estimated fair value	6,915		1,951
Held-to-maturity securities, continuous unrealized loss position, Less than 12 months, Unrealized losses	663		171
Held-to-maturity securities, continuous unrealized loss position, 12 months or more, estimated fair value	376		1,542
Held-to-maturity securities, continuous unrealized loss position, 12 months or more, unrealized losses	747		3,185
Held-to-maturity securities, continuous unrealized loss position, Estimated fair value	7,291		3,493
Held To Maturity Securities Accumulated Unrecognized Holding Loss	1,410		3,356
Corporate and other debt securities
Open Option Contracts Written [Line Items]
Held-to-maturity securities, continuous unrealized loss position, Less than 12 months, Estimated fair value	2,391		1,951
Held-to-maturity securities, continuous unrealized loss position, Less than 12 months, Unrealized losses	645		171
Held-to-maturity securities, continuous unrealized loss position, 12 months or more, estimated fair value	376		1,542
Held-to-maturity securities, continuous unrealized loss position, 12 months or more, unrealized losses	747		3,185
Held-to-maturity securities, continuous unrealized loss position, Estimated fair value	2,767		3,493
Held To Maturity Securities Accumulated Unrecognized Holding Loss	$ 1,392		$ 3,356

[1]	Unrecognized holding gains and losses of held-to-maturity securities are not reflected in the financial statements, as they represent fair value fluctuations from the later of: (i) the date a security is designated as held-to-maturity; or (ii) the date that an OTTI charge is recognized on a held-to-maturity security, through the date of the balance sheet.